Note 10 - Supplemental Cash Flow Data (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Interest Paid	$ 3	$ 226,960	$ 3	$ 237,121	$ 246,620	$ 47,111